Loans And Leases (Tables)	12 Months Ended
Dec. 31, 2016
Loans And Leases [Abstract]
Schedule of loan portfolio segments

	December 31, 2016	December 31, 2015
Commercial (1)	$71,334	$43,744
Real estate:
Single-family residential	92,544	81,985
Multi-family residential	34,291	28,950
Commercial	105,313	96,488
Construction	25,822	24,662
Consumer:
Home equity lines of credit	23,109	21,837
Other	637	6,018
Subtotal	353,050	303,684
Less: ALLL	(6,925)	(6,620)
Loans and Leases, net	$346,125	$297,064

(1)	Includes $2,874 of commercial leases.

Activity in ALLL by portfolio segment

	December 31, 2016
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620
Addition to (reduction in) provision for loan losses	390	149	(132)	(128)	19	(4)	(64)	230
Charge-offs	(123)	(147)	-	-	-	(53)	(1)	(324)
Recoveries	-	42	143	145	-	69	-	399
Ending balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

	December 31, 2015
		Real Estate				Consumer
	Commercial	Single-family	Multi-family	Commercial	Construction	Home Equity lines of credit	Other	Total
Beginning balance	$1,346	$634	$818	$2,541	$442	$441	$94	$6,316
Addition to (reduction in) provision for loan losses	17	96	(113)	161	119	(39)	9	250
Charge-offs	(8)	(40)	-	(25)	-	(41)	(10)	(124)
Recoveries	25	1	-	33	-	113	6	178
Ending balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

Balance in ALLL and recorded investment in loans by portfolio segment and based on impairment method

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1	$-	$-	$21	$-	$-	$-	$22
Collectively evaluated for impairment	1,646	735	716	2,706	580	486	34	6,903
Total ending allowance balance	$1,647	$735	$716	$2,727	$580	$486	$34	$6,925

Loans:
Individually evaluated for impairment	$557	$122	$37	$2,732	$-	$-	$-	$3,448
Collectively evaluated for impairment	70,777	92,422	34,254	102,581	25,822	23,109	637	349,602
Total ending loan balance	$71,334	$92,544	$34,291	$105,313	$25,822	$23,109	$637	$353,050

The following table presents the balance in the ALLL and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2015:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$5	$1	$-	$14	$-	$-	$-	$20
Collectively evaluated for impairment	1,375	690	705	2,696	561	474	99	6,600
Total ending allowance balance	$1,380	$691	$705	$2,710	$561	$474	$99	$6,620

Loans:
Individually evaluated for impairment	422	$289	$1,590	$3,449	$-	$-	$-	$5,750
Collectively evaluated for impairment	43,322	81,696	27,360	93,039	24,662	21,837	6,018	297,934
Total ending loan balance	$43,744	$81,985	$28,950	$96,488	$24,662	$21,837	$6,018	$303,684

Individually evaluated for impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2016. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$476	$358	$-	$436	$13
Real estate:
Single-family residential	-	-	-	-	-
Multi-family residential	37	37	-	41	2
Commercial:
Non-owner occupied	112	112	-	114	8
Owner occupied	871	350	-	360	46
Land	-	-	-	-	-
Total with no allowance recorded	1,496	857	-	951	69

With an allowance recorded:
Commercial	199	199	1	232	9
Real estate:
Single-family residential	122	122	-	125	7
Multi-family residential	-	-	-	-	-
Commercial:
Non-owner occupied	2,068	2,068	19	2,086	126
Owner occupied	202	202	2	208	10
Land	-	-	-	-	-
Total with an allowance recorded	2,591	2,591	22	2,651	152
Total	$4,087	$3,448	$22	$3,602	$221

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2015. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$36	$28	$-	$65	$1
Real estate:
Single-family residential	322	161	-	166	-
Multi-family residential	1,545	1,545	-	1,561	95
Commercial:
Non-owner occupied	546	446	-	455	-
Owner occupied	688	167	-	174	39
Land	-	-	-	-	-
Total with no allowance recorded	3,137	2,347	-	2,421	135

With an allowance recorded:
Commercial	394	394	5	439	12
Real estate:
Single-family residential	128	128	1	130	7
Multi-family residential	45	45	-	48	3
Commercial:
Non-owner occupied	2,224	2,224	9	2,242	136
Owner occupied	363	363	1	371	20
Land	294	249	4	274	18
Total with an allowance recorded	3,448	3,403	20	3,504	196
Total	$6,585	$5,750	$20	$5,925	$331

Recorded investment in nonaccrual loans by class of loans

	2016	2015
Loans past due over 90 days still on accrual	$-	$-
Nonaccrual loans:
Commercial	263	224
Real estate:
Single-family residential	397	640
Commercial:
Non-owner occupied	-	446
Consumer:
Home equity lines of credit:
Originated for portfolio	44	20
Purchased for portfolio	-	95
Total nonaccrual	704	1,425
Total nonperforming loans	$704	$1,425

Aging of recorded investment in past due loans by class of loans

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2016:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$-	$119	$119	$71,215	$144
Real estate:
Single-family residential	284	49	106	439	92,105	291
Multi-family residential	-	-	-	-	34,291	-
Commercial:
Non-owner occupied	-	-	-	-	60,936	-
Owner occupied	269	600	-	869	34,891	-
Land	-	-	-	-	8,617	-
Construction	48	-	-	48	25,774	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	15	-	15	22,440	44
Purchased for portfolio	69	-	-	69	585	-
Other	-	-	-	-	637	-
Total	$670	$664	$225	$1,559	$351,491	$479

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2015:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due
Commercial	$-	$9	$28	$37	$43,707	$196
Real estate:
Single-family residential	598	161	148	907	81,078	492
Multi-family residential	-	-	-	-	28,950	-
Commercial:
Non-owner occupied	-	446	-	446	57,573	446
Owner occupied	-	-	-	-	30,169	-
Land	-	-	-	-	8,300	-
Construction	-	-	-	-	24,662	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	20,789	20
Purchased for portfolio	-	-	-	-	1,048	95
Other	-	-	-	-	6,018	-
Total	$598	$616	$176	$1,390	$302,294	$1,249

Loans modified as TDRs by class of loans

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2016:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$339	$339
	1	$339	$339

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2015:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate:
Single-family residential	1	$9	$9
Consumer:
Home equity lines of credit:
Originated for portfolio	1	9	9
	2	$18	$18

Schedule of debtor troubled debt restructuring, subsequent periods

	2016	2015
Commercial	$144	$195
Real estate:
Single-family residential	-	161
Total	$144	$356

Financing receivable credit quality indicators

The recorded investment in loans by risk category and by class of loans as of December 31, 2016 and based on the most recent analysis performed follows.  There were no loans rated doubtful at December 31, 2016.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$47	$70,444	$286	$557	$71,334
Real estate:
Single-family residential	92,130	-	-	414	92,544
Multi-family residential	-	33,615	505	171	34,291
Commercial:
Non-owner occupied	115	58,183	1,782	856	60,936
Owner occupied	-	33,493	1,048	1,219	35,760
Land	-	6,380	-	2,237	8,617
Construction	1,997	23,825	-	-	25,822
Consumer:
Home equity lines of credit:
Originated for portfolio	22,328	-	-	127	22,455
Purchased for portfolio	512	-	-	142	654
Other	637	-	-	-	637
	$117,766	$225,940	$3,621	$5,723	$353,050

The recorded investment in loans by risk category and class of loans as of December 31, 2015 follows.  There were no loans rated doubtful at December 31, 2015.

	Not Rated	Pass	Special Mention	Substandard	Total
Commercial	$83	$41,473	$1,892	$296	$43,744
Real estate:
Single-family residential	81,318	-	-	667	81,985
Multi-family residential	2,777	25,466	528	179	28,950
Commercial:
Non-owner occupied	125	54,674	1,852	1,368	58,019
Owner occupied	-	26,923	3,079	167	30,169
Land	-	5,720	-	2,580	8,300
Construction	11,252	13,410	-	-	24,662
Consumer:
Home equity lines of credit:
Originated for portfolio	20,677	-	-	112	20,789
Purchased for portfolio	802	-	-	246	1,048
Other	2,172	3,846	-	-	6,018
	$119,206	$171,512	$7,351	$5,615	$303,684